Pledged Assets	12 Months Ended
Dec. 31, 2019
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Pledged Assets
36.	PLEDGED ASSETS
The Company provided certificate of deposits recorded in other financial assets as collateral mainly for building lease agreements. As of December 31, 2018 and 2019, the aforementioned other financial assets amounted to NT$124.2 million and NT$114.5 million, respectively.